13 Basic and diluted (loss) profit per share	12 Months Ended
Dec. 31, 2020
Basic and diluted (loss) profit per share:
Basic and diluted (loss) profit per share
Note	13 | Basic and diluted (loss) profit per share

Basic

The basic earnings per share is calculated by dividing the (loss) profit attributable to the holders of the Company’s equity instruments by the weighted average number of common shares outstanding as of December 31, 2020 and 2019, excluding common shares purchased by the Company and held as treasury shares.

The basic earnings per share coincides with the diluted earnings per share, inasmuch as the Company has issued neither preferred shares nor Corporate Notes convertible into common shares.

	12.31.20	12.31.19	12.31.18
(Loss) Profit for the period attributable to the owners of the Company	(17,698)	16,518	8,995
Weighted average number of common shares outstanding	875	875	890
Basic and diluted profit per share – in pesos (*)	(20.23)	18.88	10.11

(*) As of December 31, 2019, includes the result of the Agreement on the Regularization of Obligations.